Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Schedule of lease renegotiations

	December 31,
Description	2023	2022

Leases	12,455,827	14,582,833
Leases – Notes	1,030,845	—
Leases – Convertible to equity	1,659,739	—
	15,146,411	14,582,833

Current liabilities	3,687,392	4,025,948
Non-current assets	11,459,019	10,556,885

Rollforward of lease liabilities

Description	Average remaining term	Weighted average rate	December 31, 2022	Additions	Modifications	Payments	Interest incurred	Transfers(b)	Write-offs	Foreign currency exchange	December 31, 2023

Lease without purchase option:
Aircraft(a)	8.1	16.3%	13,585,810	1,086,943	1,090,251	(2,834,794)	2,209,708	(2,544,154)	(103,107)	(922,775)	11,567,882
Others	4.6	10.3%	185,527	21,763	76,266	(55,934)	19,194	—	—	(9,562)	237,254
Lease with purchase option:
Aircraft(a)	5.0	13.8%	811,496	—	70,806	(192,819)	99,766	(90,815)	—	(47,743)	650,691
Total			14,582,833	1,108,706	1,237,323	(3,083,547)	2,328,668	(2,634,969)	(103,107)	(980,080)	12,455,827

Current			4,025,948								3,349,056
Non-current			10,556,885								9,106,771

(a)Includes aircraft, engines, and simulators.
(b)The transfer balances are between “Loans and financing”, “Leases”; “Leases: Notes and Convertible to equity”; “Accounts payable” and “Other liabilities”.

Description	Average remaining term	Weighted average rate	December 31, 2021	Additions	Modifications	Payments	Interest incurred	Write-offs	Foreign currency exchange	December 31, 2022

Lease without purchase option:
Aircraft(a)	7.6	21.3%	13,724,647	1,507,577	55,342	(3,220,152)	2,400,049	(1,123)	(880,530)	13,585,810
Other	4.9	9.8%	71,869	193,360	11,452	(38,031)	15,798	(67,416)	(1,505)	185,527
Lease with purchase option:
Aircraft(a)	5.8	18.5%	1,094,059	113,231	(113,993)	(345,503)	117,281	—	(53,579)	811,496
Total			14,890,575	1,814,168	(47,199)	(3,603,686)	2,533,128	(68,539)	(935,614)	14,582,833

Current			3,497,665							4,025,948
Non-current			11,392,910							10,556,885

(a)Includes aircraft, engines, and simulators.
19.4Leases – Notes

Description	Average remaining term	Weighted average rate	December,31 2022	Additions	Interest incurred	Transfers(a)	Foreign currency exchange	December 31, 2023

Financing with lessors – Notes	6.5	14.8%	—	11,097	36,292	1,018,404	(34,948)	1,030,845
Total			—	11,097	36,292	1,018,404	(34,948)	1,030,845

Current			—					121,948
Non-current			—					908,897

(a)The transfer balances are between “Leases” and “Leases: Notes and Convertible to equity”.
19.5Leases – Convertible to equity

Description	Average remaining term	Weighted average rate	December,31 2022	Additions	Interest incurred	Transfers(a)	Foreign currency exchange	December,31 2023

Financing with lessors – Convertible to equity	3.6	14.6%	—	17,270	55,597	1,640,771	(53,899)	1,659,739
Total			—	17,270	55,597	1,640,771	(53,899)	1,659,739

Current			—					216,388
Non-current			—					1,443,351

(a)The transfer balances are between “Leases” and “Leases: Notes and Convertible to equity”.

Schedule of lease amortization

	December 31,
Description	2023	2022

2023	—	4,387,911
2024	3,570,147	4,162,958
2025	2,851,258	3,579,587
2026	2,615,718	3,237,509
2027	2,226,313	2,909,201
After 2027	9,594,071	8,512,031
Minimum lease payments	20,857,507	26,789,197

Financial charges	(8,401,680)	(12,206,364)

Present value of minimum lease payments	12,455,827	14,582,833

Current	3,349,056	4,025,948
Non-current	9,106,771	10,556,885
19.7Schedule of amortization of leases – Notes

Description	December 31, 2023

2024	130,432
2025	103,883
2026	103,883
2027	103,883
After 2027	1,644,823
Minimum lease payments	2,086,904

Financial charges	(1,056,059)

Present value of minimum lease payments	1,030,845

Current	121,948
Non-current	908,897
There were no comparative balances as of December 31, 2022.
19.8Schedule of amortization of Leases – Convertible to equity

Description	December 31, 2023

2024	235,897
2025	726,247
2026	726,247
2027	490,348
Minimum lease payments	2,178,739

Financial charges	(519,000)

Present value of minimum lease payments	1,659,739

Current	216,388
Non-current	1,443,351
There were no comparative balances as of December 31, 2022.

Covenants
As of December 31, 2023, the Company has lease liabilities subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	"Indicators for the measurement"	Frequency of measurement	Required	Reached

Aircraft financing	Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage	(i) equal to or greater than 1.2; and (ii) less than or equal to 5.5.	Waiver